Inventories - Summary of Analysis of Inventory Reserve Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Write-downs (reversals of write-downs) of inventories [abstract]
Inventories recognized as an expense in cost of sales	¥ 17,425,694	$ 2,517,145	¥ 13,685,522	¥ 13,444,277
Inventories written down	125,416	18,116	122,106	77,466
Reversal of write-down of inventories	¥ (35,331)	$ (5,104)	¥ (63,338)	¥ (27,447)